SIGNIFICANT ACCOUNTING POLICIES - Schedule of Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business services | Bridgemarq Real Estate Services
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	100.00%	100.00%
Business services | Multiplex Global Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	100.00%	100.00%
Business services | WatServ Holdings Ltd.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	75.00%
Economic interest	100.00%	75.00%
Business services | Sera Global Holding LP
Disclosure of subsidiaries [line items]
Voting interest	75.00%	75.00%
Economic interest	75.00%	75.00%
Business services | Crossbridge Condominium Services Ltd.
Disclosure of subsidiaries [line items]
Voting interest	90.00%	90.00%
Economic interest	90.00%	90.00%
Business services | Greenergy Fuels Holding Limited
Disclosure of subsidiaries [line items]
Voting interest	89.00%	89.00%
Economic interest	18.00%	18.00%
Business services | Imagine Communications Group Limited
Disclosure of subsidiaries [line items]
Voting interest	55.00%	55.00%
Economic interest	31.00%	31.00%
Business services | Healthscope Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	28.00%
Business services | Ouro Verde Locação e Seviços S.A.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	35.00%	35.00%
Business services | Sagen MI Canada Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	57.00%
Economic interest	41.00%	24.00%
Business services | IndoStar Capital Finance Limited
Disclosure of subsidiaries [line items]
Voting interest	57.00%	57.00%
Economic interest	20.00%	20.00%
Business services | Everise Holdings Pte Ltd.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	36.00%	0.00%
Infrastructure services | Westinghouse Electric Company
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	44.00%	44.00%
Infrastructure services | Altera Infrastructure L.P.
Disclosure of subsidiaries [line items]
Voting interest	99.00%	99.00%
Economic interest	43.00%	43.00%
Infrastructure services | Modulaire Investments 2 S.à r.l.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	36.00%	0.00%
Industrials | Hammerstone Infrastructure Materials Ltd.
Disclosure of subsidiaries [line items]
Voting interest	98.00%	100.00%
Economic interest	94.00%	39.00%
Industrials | BRK Ambiental Participações S.A.
Disclosure of subsidiaries [line items]
Voting interest	70.00%	70.00%
Economic interest	26.00%	26.00%
Industrials | AP Infrastructure Solutions LP
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	25.00%	25.00%
Industrials | Schoeller Allibert Group B.V.
Disclosure of subsidiaries [line items]
Voting interest	52.00%	52.00%
Economic interest	14.00%	14.00%
Industrials | CWC Energy Services Corp.
Disclosure of subsidiaries [line items]
Voting interest	57.00%	80.00%
Economic interest	57.00%	54.00%
Industrials | Ember Resources Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	46.00%	46.00%
Industrials | Clarios Global LP
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	28.00%
Industrials | Cardone Industries Inc.
Disclosure of subsidiaries [line items]
Voting interest	98.00%	98.00%
Economic interest	52.00%	52.00%
Industrials | Aldo Componentes Eletrônicos LTDA
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	35.00%	0.00%
Industrials | DexKo Global Inc.
Disclosure of subsidiaries [line items]
Voting interest	100.00%	0.00%
Economic interest	35.00%	0.00%